Leases - Disclosure Of Detailed Information About Breakdown Of Lease Expense Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Amounts recognized in the consolidated statements of loss in addition to depreciation [Abstract]
Interest expense (included in finance costs)	¥ 2,069	¥ 2,076
Expense relating to short-term leases (included in cost of revenue, selling expenses, administrative expenses and research and development expenses)	530	621
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of revenue, administrative expenses and research and development expenses)	¥ 521	¥ 403